UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Semiannual report

U.S. value equity mutual fund

Delaware Value® Fund

May 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Value® Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2013 to May 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

Delaware Value® Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/13	5/31/14	Expense Ratio	12/1/13 to 5/31/14*
Actual Fund return†
Class A	$1,000.00	$1,079.80	0.97%	$5.03
Class B	1,000.00	1,079.30	0.98%	5.08
Class C	1,000.00	1,076.00	1.73%	8.95
Class R	1,000.00	1,077.90	1.23%	6.37
Institutional Class	1,000.00	1,081.10	0.73%	3.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.09	0.97%	$4.89
Class B	1,000.00	1,020.04	0.98%	4.94
Class C	1,000.00	1,016.31	1.73%	8.70
Class R	1,000.00	1,018.80	1.23%	6.19
Institutional Class	1,000.00	1,021.29	0.73%	3.68
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings
Delaware Value® Fund	As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	97.17%
Consumer Discretionary	6.07%
Consumer Staples	11.93%
Energy	15.11%
Financials	11.73%
Healthcare	18.03%
Industrials	8.79%
Information Technology	13.67%
Materials	2.95%
Telecommunications	5.94%
Utilities	2.95%
Short-Term Investments	2.34%
Total Value of Securities	99.51%
Receivables and Other Assets Net of Liabilities	0.49%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

ConocoPhillips	3.14%
Cisco Systems	3.10%
Johnson Controls	3.09%
Broadcom Class A	3.08%
Cardinal Health	3.08%
Halliburton	3.05%
Quest Diagnostics	3.05%
Intel	3.05%
Xerox	3.04%
CVS Caremark	3.01%

Schedule of investments
Delaware Value® Fund	May 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.17%

Consumer Discretionary – 6.07%
Johnson Controls	3,257,300	$157,523,028
Lowe’s	3,232,200	152,171,976

		309,695,004

Consumer Staples – 11.93%
Archer-Daniels-Midland	3,409,500	153,222,930
CVS Caremark	1,960,771	153,567,585
Kraft Foods Group	2,547,120	151,451,755
Mondelez International Class A	3,999,661	150,467,247

		608,709,517

Energy – 15.11%
Chevron	1,228,739	150,876,862
ConocoPhillips	2,001,200	159,975,928
Halliburton	2,411,400	155,872,896
Marathon Oil	4,140,590	151,794,029
Occidental Petroleum	1,526,400	152,166,816

		770,686,531

Financials – 11.73%
Allstate	2,514,352	146,486,148
Bank of New York Mellon	4,345,200	150,170,112
BB&T	3,987,900	151,221,168
Marsh & McLennan	2,993,649	150,490,735

		598,368,163

Healthcare – 18.03%
Baxter International	2,027,800	150,888,598
Cardinal Health	2,226,500	157,257,695
Johnson & Johnson	1,507,856	152,987,070
Merck	2,633,940	152,399,768
Pfizer	5,103,200	151,207,816
Quest Diagnostics	2,595,400	155,438,506

		920,179,453

Industrials – 8.79%
Northrop Grumman	1,218,509	148,109,769
Raytheon	1,518,500	148,160,045
Waste Management	3,401,690	151,987,509

		448,257,323

Information Technology – 13.67%
Broadcom Class A	4,936,400	157,323,068
Cisco Systems	6,423,500	158,146,570
Intel	5,688,100	155,398,892

	Number of shares	Value (U.S. $)

Common Stock (continued)

Information Technology (continued)
Motorola Solutions	1,064,605	$71,775,669
Xerox	12,555,400	155,059,190

		697,703,389

Materials – 2.95%
duPont (E.I.) deNemours	2,169,300	150,354,183

		150,354,183

Telecommunications – 5.94%
AT&T	4,225,400	149,874,938
Verizon Communications	3,068,800	153,317,248

		303,192,186

Utilities – 2.95%
Edison International	2,731,051	150,590,152

		150,590,152

Total Common Stock (cost $3,771,927,649)		4,957,735,901

	Principal amount°

Short-Term Investments – 2.34%

Discount Notes – 0.96%‡
Federal Home Loan Bank
0.04% 6/18/14	30,225,993	30,225,721
0.05% 7/28/14	8,440,223	8,440,020
0.05% 8/15/14	4,325,250	4,324,982
0.075% 11/19/14	5,804,888	5,803,246

		48,793,969

Repurchase Agreements – 1.33%
Bank of America Merrill Lynch 0.04%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $22,276,557 (collateralized by U.S. government obligations 0.00% - 2.50% 8/15/23 - 1/15/28; market value $22,722,012)	22,276,482	22,276,482
BNP Paribas 0.07%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $45,646,784 (collateralized by U.S. government obligations 0.75% - 5.375% 5/31/15 - 2/15/31; market value $46,559,452)	45,646,518	45,646,518

		67,923,000

U.S. Treasury Obligation – 0.05%‡
U.S. Treasury Bill 0.093% 11/13/14	2,728,672	2,728,096

		2,728,096

Total Short-Term Investments (cost $119,443,112)		119,445,065

Schedule of investments

Delaware Value® Fund

Total Value of Securities – 99.51% (cost $3,891,370,761)	$5,077,180,966

‡	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statement of assets and liabilities
Delaware Value® Fund	May 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$4,957,735,901
Short-term investments, at value[2]	119,445,065
Cash	1,149
Receivable for fund shares sold	17,965,536
Receivables for securities sold	12,518,695
Dividends and interest receivable	11,698,891

Total assets	5,119,365,237

Liabilities:
Payable for securities purchased	9,231,012
Payable for fund shares redeemed	3,739,212
Income distribution payable	1,364
Investment management fees payable	2,263,668
Other accrued expenses	1,017,251
Distribution fees payable to affiliates	630,994
Other affiliates payable	162,048
Trustees’ fees and expenses payable	29,862

Total liabilities	17,075,411

Total Net Assets	$5,102,289,826

Net Assets Consist of:
Paid-in capital	$4,050,571,134
Undistributed net investment income	12,813,114
Accumulated net realized loss on investments	(146,904,627)
Net unrealized appreciation of investments	1,185,810,205

Total Net Assets	$5,102,289,826

[1] Investments, at cost	$3,771,927,649
[2] Short-term investments, at cost	119,443,112

Net Asset Value

Class A:
Net assets	$1,962,601,967
Shares of beneficial interest outstanding, unlimited authorization, no par	113,975,166
Net asset value per share	$17.22
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$18.27

Class B:
Net assets	$3,341,017
Shares of beneficial interest outstanding, unlimited authorization, no par	194,532
Net asset value per share	$17.17

Class C:
Net assets	$269,398,549
Shares of beneficial interest outstanding, unlimited authorization, no par	15,688,273
Net asset value per share	$17.17

Class R:
Net assets	$21,637,844
Shares of beneficial interest outstanding, unlimited authorization, no par	1,257,768
Net asset value per share	$17.20

Institutional Class:
Net assets	$2,845,310,449
Shares of beneficial interest outstanding, unlimited authorization, no par	165,216,309
Net asset value per share	$17.22

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Value® Fund	Six months ended May 31, 2014 (Unaudited)

Investment Income:
Dividends	$57,137,339
Interest	11,264

57,148,603

Expenses:
Management fees	12,059,121
Distribution expenses – Class A	2,200,135
Distribution expenses – Class B	18,359
Distribution expenses – Class C	1,147,767
Distribution expenses – Class R	39,700
Dividend disbursing and transfer agent fees and expenses	2,746,313
Accounting and administration expenses	765,226
Reports and statements to shareholders	153,140
Registration fees	152,560
Legal fees	114,198
Trustees’ fees and expenses	108,485
Custodian fees	75,608
Audit and tax	20,546
Other	51,416

19,652,574
Less waived distribution expenses – Class B	(13,769)
Less expense paid indirectly	(1,742)

Total operating expenses	19,637,063

Net Investment Income	37,511,540

Net Realized and Unrealized Gain:
Net realized gain	47,445,085
Net change in unrealized appreciation (depreciation) of investments	278,576,909

Net Realized and Unrealized Gain	326,021,994

Net Increase in Net Assets Resulting from Operations	$363,533,534

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Value® Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Increase in Net Assets from Operations:
Net investment income	$37,511,540	$45,657,500
Net realized gain	47,445,085	44,229,661
Net change in unrealized appreciation (depreciation)	278,576,909	642,413,105

Net increase in net assets resulting from operations	363,533,534	732,300,266

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,545,460)	(28,315,408)
Class B	(22,270)	(68,827)
Class C	(739,368)	(1,267,433)
Class R	(86,605)	(131,124)
Institutional Class	(19,000,692)	(30,162,418)

	(32,394,395)	(59,945,210)

Capital Share Transactions:
Proceeds from shares sold:
Class A	415,527,982	562,913,489
Class B	15,245	46,164
Class C	65,678,924	111,193,912
Class R	11,616,697	5,958,002
Institutional Class	795,830,797	1,255,428,108

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,995,667	26,847,286
Class B	21,645	65,539
Class C	681,159	1,180,177
Class R	85,233	131,123
Institutional Class	18,436,523	29,453,189

	1,319,889,872	1,993,216,989

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(295,302,922)	$(191,842,612)
Class B	(1,393,543)	(3,864,053)
Class C	(14,160,871)	(17,768,660)
Class R	(3,044,989)	(1,510,577)
Institutional Class	(222,590,369)	(261,854,509)

	(536,492,694)	(476,840,411)

Increase in net assets derived from capital share transactions	783,397,178	1,516,376,578

Net Increase in Net Assets	1,114,536,317	2,188,731,634

Net Assets:
Beginning of period	3,987,753,509	1,799,021,875

End of period (including undistributed net investment income of $12,813,114 and $7,695,969, respectively)	$5,102,289,826	$3,987,753,509

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$16.060	$12.440	$10.970	$9.820	$9.100	$7.760

0.131	0.233	0.225	0.190	0.171	0.205
1.143	3.728	1.439	1.139	0.738	1.389

1.274	3.961	1.664	1.329	0.909	1.594

(0.114)	(0.341)	(0.194)	(0.179)	(0.189)	(0.254)

(0.114)	(0.341)	(0.194)	(0.179)	(0.189)	(0.254)

$17.220	$16.060	$12.440	$10.970	$9.820	$9.100

7.98%	32.41%	15.40%	13.65%	10.16%	21.21%

$1,962,602	$1,699,105	$988,578	$274,050	$298,110	$302,849
0.97%	1.01%	1.09%	1.10%	1.10%	1.07%
0.97%	1.06%	1.17%	1.30%	1.32%	1.37%
1.61%	1.61%	1.89%	1.78%	1.85%	2.60%
1.61%	1.66%	1.81%	1.58%	1.63%	2.30%
6%	6%	13%	24%	29%	27%

Financial highlights

Delaware Value® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$16.010	$12.330	$10.880	$9.740	$9.050	$7.690

0.129	0.129	0.133	0.109	0.101	0.146
1.135	3.720	1.431	1.141	0.719	1.391

1.264	3.849	1.564	1.250	0.820	1.537

(0.104)	(0.169)	(0.114)	(0.110)	(0.130)	(0.177)

(0.104)	(0.169)	(0.114)	(0.110)	(0.130)	(0.177)

$17.170	$16.010	$12.330	$10.880	$9.740	$9.050

7.93%	31.48%	14.51%	12.90%	9.16%	20.44%

$3,341	$4,455	$6,720	$2,130	$2,513	$2,930
0.98%	1.72%	1.85%	1.85%	1.85%	1.82%
1.73%	1.77%	1.88%	2.00%	2.02%	2.07%
1.60%	0.92%	1.13%	1.03%	1.10%	1.85%
0.85%	0.87%	1.10%	0.88%	0.93%	1.60%
6%	6%	13%	24%	29%	27%

Financial highlights

Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$16.010	$12.340	$10.890	$9.750	$9.050	$7.690

0.069	0.126	0.134	0.109	0.101	0.146
1.144	3.713	1.430	1.141	0.729	1.391

1.213	3.839	1.564	1.250	0.830	1.537

(0.053)	(0.169)	(0.114)	(0.110)	(0.130)	(0.177)

(0.053)	(0.169)	(0.114)	(0.110)	(0.130)	(0.177)

$17.170	$16.010	$12.340	$10.890	$9.750	$9.050

7.60%	31.38%	14.49%	12.88%	9.28%	20.28%

$269,399	$199,771	$74,407	$24,928	$19,377	$23,925
1.73%	1.77%	1.85%	1.85%	1.85%	1.82%
1.73%	1.77%	1.88%	2.00%	2.02%	2.07%
0.85%	0.87%	1.13%	1.03%	1.10%	1.85%
0.85%	0.87%	1.10%	0.88%	0.93%	1.60%
6%	6%	13%	24%	29%	27%

Financial highlights

Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$16.050	$12.400	$10.950	$9.800	$9.090	$7.740

0.110	0.197	0.194	0.163	0.148	0.185
1.134	3.735	1.423	1.143	0.731	1.393

1.244	3.932	1.617	1.306	0.879	1.578

(0.094)	(0.282)	(0.167)	(0.156)	(0.169)	(0.228)

(0.094)	(0.282)	(0.167)	(0.156)	(0.169)	(0.228)

$17.200	$16.050	$12.400	$10.950	$9.800	$9.090

7.79%	32.17%	14.96%	13.43%	9.81%	20.98%

$21,638	$11,658	$5,219	$1,944	$1,816	$1,957
1.23%	1.27%	1.35%	1.35%	1.35%	1.32%
1.23%	1.35%	1.48%	1.60%	1.62%	1.67%
1.35%	1.37%	1.63%	1.53%	1.60%	2.35%
1.35%	1.29%	1.50%	1.28%	1.33%	2.00%
6%	6%	13%	24%	29%	27%

Financial highlights

Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$16.060	$12.460	$10.990	$9.830	$9.110	$7.770

0.151	0.272	0.254	0.216	0.194	0.225
1.143	3.724	1.437	1.146	0.735	1.394

1.294	3.996	1.691	1.362	0.929	1.619

(0.134)	(0.396)	(0.221)	(0.202)	(0.209)	(0.279)

(0.134)	(0.396)	(0.221)	(0.202)	(0.209)	(0.279)

$17.220	$16.060	$12.460	$10.990	$9.830	$9.110

8.11%	32.73%	15.66%	13.99%	10.39%	21.43%

$2,845,310	$2,072,765	$724,098	$216,345	$106,001	$80,373
0.73%	0.77%	0.85%	0.85%	0.85%	0.82%
0.73%	0.77%	0.88%	1.00%	1.02%	1.07%
1.85%	1.87%	2.13%	2.03%	2.10%	2.85%
1.85%	1.87%	2.10%	1.88%	1.93%	2.60%
6%	6%	13%	24%	29%	27%

Notes to financial statements
Delaware Value® Fund	May 31, 2014 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 30, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2014.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended May 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2014, the Fund earned $1,742 under this agreement.

Notes to financial statements

Delaware Value® Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 0.85% of average daily net assets of the Fund from Dec. 1, 2013 through March 28, 2014.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. As of March 29, 2014, this expense waiver and reimbursement was terminated by DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2014, the Fund was charged $106,621 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended May 31, 2014, the amount charged by DSC was $485,128. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of (i) 0.10%

of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. DDLP has contracted to limit distribution and service fees from Dec. 1, 2013 through May 31, 2014** in order to prevent distribution and service fees of Class B shares from exceeding 0.25% of average daily net assets.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2014, the Fund was charged $63,987 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2014, DDLP earned $129,017 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2014, DDLP received gross CDSC commissions of $7 and $1,745 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual period was March 29, 2012 through March 28, 2014.

** The contractual period is Nov. 1, 2013 through March 30, 2015.

3. Investments

For the six months ended May 31, 2014, the Fund made purchases of $953,944,651 and sales of $257,786,147 of investment securities other than short-term investments.

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$3,898,840,201

Aggregate unrealized appreciation	$1,193,931,473
Aggregate unrealized depreciation	(15,590,708)

Net unrealized appreciation	$1,178,340,765

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2013 will expire as follows: $68,765,470 expires in 2015, $92,538,046 expires in 2016, and $25,888,990 expires in 2017.

Notes to financial statements

Delaware Value® Fund

3. Investments (continued)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Total
Common Stock	$4,957,735,901	$—	$4,957,735,901
Short-Term Investments	—	119,445,065	119,445,065

Total	$4,957,735,901	$119,445,065	$5,077,180,966

During the six months ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

At May 31, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/14	11/30/13
Shares sold:
Class A	25,466,763	37,771,238
Class B	943	3,245
Class C	4,040,280	7,641,906
Class R	712,258	403,911
Institutional Class	48,705,228	86,718,655

Shares issued upon reinvestment of dividends and distributions:
Class A	739,138	1,991,397
Class B	1,337	4,949
Class C	41,932	86,056
Class R	5,243	9,653
Institutional Class	1,136,022	2,147,097

	80,849,144	136,778,107

Notes to financial statements

Delaware Value® Fund

4. Capital Shares (continued)

	Six months ended	Year ended
	5/31/14	11/30/13
Shares redeemed:
Class A	(18,035,443)	(13,439,562)
Class B	(86,036)	(275,129)
Class C	(868,415)	(1,283,917)
Class R	(186,328)	(107,716)
Institutional Class	(13,678,515)	(17,924,600)

	(32,854,737)	(33,030,924)

Net increase	47,994,407	103,747,183

For the six months ended May 31, 2014 and year ended Nov. 30, 2013, 53,148 Class B shares were converted to 52,984 Class A shares valued at $860,671, and 152,372 Class B shares were converted to 151,508 Class A shares valued at $2,125,580, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of May 31, 2014 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At May 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America
Merrill Lynch	$22,276,482	$(22,276,482)	$—	$—
BNP Paribas	45,646,518	(45,646,518)	—	—

Total	$67,923,000	$(67,923,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY

Notes to financial statements

Delaware Value® Fund

7. Securities Lending (continued)

Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization, and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2014, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities held by the fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS II

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2014